Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,314,740	$ 6,040,394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	749,357	698,781
Amortization of right-of-use assets	265,212	323,592
Plant and equipment written off		3,696
Share of net loss from equity investees	7,800	29,321
Changes in operating assets and liabilities:
Accounts receivable	(308,607)	3,413,201
Advanced to suppliers	(2,431,474)	1,628,709
Prepaid expenses and other current assets	(664,369)	324,772
Accounts payable	552,259	(8,364,239)
Accrued expenses and other current liabilities	64,593	(278,299)
Contract liabilities	511,593	99,792
Operating lease liabilities	(336,202)	(351,897)
Taxes payable	30,817	111,878
NET CASH PROVIDED BY OPERATING ACTIVITIES	755,719	3,679,701
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(15,689)	(104,716)
Purchase of intangible assets	(213,752)	(301,644)
NET CASH USED IN INVESTING ACTIVITIES	(229,441)	(406,360)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash paid on reverse recapitalization	(2,495,690)
Net cash paid for public offering	(1,077,260)	(837,140)
Repayment to related parties	(108,298)
NET CASH PROVIDED BY FINANCING ACTIVITIES	(3,681,248)	(837,140)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	43,385	68,957
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,111,585)	2,505,158
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — beginning of year	18,820,140	16,017,992	$ 16,017,992
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — end of year	15,708,555	18,523,150	18,820,140	$ 16,017,992
Reconciliation of cash to the consolidated balance sheets:
Cash and cash equivalents	15,703,740	18,515,638	18,816,535
Restricted cash	4,815	7,512	3,605
Total cash, cash equivalents and restricted cash	15,708,555	18,523,150
Supplemental disclosures of cash flow information:
Cash paid for income tax	124,539	85,066
Cash paid for interest	3,406	472
Supplemental disclosures of non-cash activities:
Lease liabilities arising from obtaining operating lease right-of-use assets	353,370	771,267
Gamehaus Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			8,590,761	4,094,161
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			898,505	983,206
Plant and equipment written off			3,695	1,738
Share of net loss from equity investees			4,594	23,982
Changes in operating assets and liabilities:
Accounts receivable			5,521,910	(5,531,296)
Advanced to suppliers			2,089,822	(5,496,426)
Prepaid expenses and other current assets			688,566	(319,561)
Operating lease right-of-use assets			425,882	413,737
Deferred offering costs			(1,308,598)	(282,494)
Accounts payable			(12,919,042)	8,983,742
Accrued expenses and other current liabilities			(250,405)	(1,348,564)
Contract liabilities			(150,533)	1,112,621
Operating lease liabilities			(430,453)	(413,737)
Taxes payable			(11,124)	(31,031)
NET CASH PROVIDED BY OPERATING ACTIVITIES			3,153,580	2,190,078
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment			(104,641)	(15,344)
Purchase of intangible assets			(302,704)	(3,642,683)
Proceeds from disposal of equity investments				2,206,111
NET CASH USED IN INVESTING ACTIVITIES			(407,345)	(1,451,916)
CASH FLOWS FROM FINANCING ACTIVITIES:
Reinjection from investor for recapitalization				3,210,622
Proceeds of related parties			107,986	1,320,336
Repayment to related parties				(12,943)
NET CASH PROVIDED BY FINANCING ACTIVITIES			107,986	4,518,015
EFFECT OF EXCHANGE RATE CHANGE ON CASH			(52,073)	(1,122,434)
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			2,802,148	4,133,743
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — beginning of year	$ 18,820,140	$ 16,017,992	16,017,992	11,884,249
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — end of year			18,820,140	16,017,992
Reconciliation of cash to the consolidated balance sheets:
Cash and cash equivalents			18,816,535	16,009,655
Restricted cash			3,605	8,337
Total cash, cash equivalents and restricted cash			18,820,140	16,017,992
Supplemental disclosures of cash flow information:
Cash paid for income tax			177,190
Cash paid for interest			1,280
Supplemental disclosures of non-cash activities:
Lease liabilities arising from obtaining operating lease right-of-use assets			$ 721,633	$ 469,066